UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:       December 31, 2006
                                                     -----------------

Check here if Amendment [  ]; Amendment Number:
                                                     -----------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries


Institutional Investment Manager Filing this Report:

Name:           Ironwood Investment Management, LLC
                -----------------------------------
Address:        21 Custom House Street
                -----------------------------------
                Suite 240
                -----------------------------------
                Boston, MA 02110
                -----------------------------------

Form 13F File Number:     28-06155
                          --------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Chuck Daly
                ------------------------
Title:          Chief Compliance Officer
                ------------------------
Phone:          617.757.7609
                ------------------------

Signature, Place and Date of Signing:


             /s/ Chuck Daly              Boston, MA               2/8/2007
        ------------------------    --------------------     ------------------
               [Signature]             [City, State]               [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  118
                                                 --------------------
Form 13F Information Table Value Total:                269,415
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                TITLE OF            VALUE     SHARES/   SH/   PUT/    INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER           CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL    DSCRETN  MANAGERS  SOLE     SHARED  NONE
------------------------------  --------  -----    --------- ---------  ---   ----    -------  --------  ----     ------  ----

4 Kids Entertainment Inc.       com      350865101     2566   140830.00  SH           SOLE               97830.00          43000.00
A.M. Castle & Co.               com      148411101     2025    79550.00  SH           SOLE               52150.00          27400.00
Actividentity Corp.             com      00506p103     2334   460300.00  SH           SOLE              275700.00         184600.00
Adesa Inc                       com      00686u104     1954    70420.09  SH           SOLE               70315.09
Aes Corp Com                    com      00130H105      704    31950.00  SH           SOLE               31950.00
Airtran Holdings Inc            com      00949P108     1748   148877.00  SH           SOLE              148237.00
American Intl Gp                com      026874107      407     5673.00  SH           SOLE                5673.00
Analogic Corporation            com      032657207     5457    97203.43  SH           SOLE               80612.92          16400.00
Aquila Inc                      com      03840P102     2807   597150.00  SH           SOLE              403450.00         193700.00
Arch Capital Group              com      G0450A105     3021    44685.00  SH           SOLE               30885.00          13800.00
Ariad Pharmaceuticals Inc       com      04033a100     4744   922898.00  SH           SOLE              733024.00         189499.00
Aurora Oil & Gas                com      052036100     1135   353584.00  SH           SOLE              353049.00
Axesstel Inc.                   com      05459t101      618   317135.00  SH           SOLE              316655.00
Bank Of America Corp            com      060505104      553    10366.00  SH           SOLE               10366.00
Bank Of New York                com      064057102      204     5181.00  SH           SOLE                5181.00
Bausch & Lomb Inc Com           com      071707103     1922    36915.89  SH           SOLE               36865.89
Bristol Myers Squibb            com      110122108      340    12932.00  SH           SOLE               12932.00
Broadwing Corp                  com      11161e101     2742   175525.00  SH           SOLE              109425.00          66100.00
CPI Aerostructures              com      125919308      240    33100.00  SH           SOLE               33100.00
Catalina Marketing              com      148867104     1861    67659.17  SH           SOLE               67559.17
Celsion Corp                    com      15117n305      674   354633.00  SH           SOLE              354633.00
Ceridian                        com      156779100      562    20100.00  SH           SOLE               20100.00
Charlotte Russe Holdings        com      161048103     2079    67608.00  SH           SOLE               67508.00
Chemtura Corp                   com      163893100     4744   492653.38  SH           SOLE              395703.38          96800.00
Cherokee International Corp     com      164450108     1124   280900.00  SH           SOLE              164700.00         116200.00
Chiquita Brands Int'l           com      170032809     4680   293023.60  SH           SOLE              225240.26          67200.00
Cimarex Energy Co               com      171798101     1435    39322.19  SH           SOLE               39322.19
Ciphergen Biosystems Inc        com      17252y104      795   893293.00  SH           SOLE              893293.00
Citigroup Inc                   com      172967101      369     6624.95  SH           SOLE                6624.95
Citizens First Bancorp          com      17461r106     2143    69721.76  SH           SOLE               69621.76
Criticare Systems Inc           com      226901106     1241   412395.00  SH           SOLE              411770.00
Danka Business Sys Plc          com      236277109     4011  2949131.00  SH           SOLE             2101031.00         848100.00
Denbury Resources Inc           com      247916208     3000   107948.00  SH           SOLE              107813.00
Durect Corporation              com      266605104     9018  2031170.00  SH           SOLE             1798420.00         229300.00
Dynegy Inc New Cl A             com      26816q101     6379   881070.00  SH           SOLE              733045.00         147500.00
Eastern Insurance Holdings Inc  com      276534104     2342   160840.00  SH           SOLE              102740.00          58100.00
Ems Technologies Inc.           com      26873N108     1860    92875.00  SH           SOLE               92750.00
Exxon Mobil Corp                com      30231G102     1711    22323.00  SH           SOLE               22323.00
Flanders Corp                   com      338494107     2124   214591.00  SH           SOLE              213781.00
GSI Group Inc                   com      36229U102      996   102798.00  SH           SOLE              102648.00
General Elec Co                 com      369604103     1207    32426.04  SH           SOLE               32172.36
Genitope Corp                   com      37229p507      573   162876.00  SH           SOLE              162651.00
Gevity Hr, Inc.                 com      374393106     2788   117667.58  SH           SOLE              117532.58
Goodyear Tire & Rubr Co         com      382550101      590    28100.00  SH           SOLE               28100.00
Hanover Insurance Group Inc     com      410867105     3468    71075.00  SH           SOLE               52675.00          18400.00
Healthtronics, Inc              com      42222L107      168    25170.00  SH           SOLE               25170.00
Hewlett Packard                 com      428236103      663    16096.00  SH           SOLE               16096.00
Hms Holdings Corp               com      40425j101     2502   165147.00  SH           SOLE              164947.00
Hollis-Eden Pharm.              com      435902101      859   163383.00  SH           SOLE              163133.00
Hooker Furniture Corp           com      439038100     2474   157770.00  SH           SOLE              100270.00          57500.00
Hudson Highland Group Inc       com      443792106     2842   170411.00  SH           SOLE              170171.00
I-Many, Inc.                    com      44973q103     2937  1779908.00  SH           SOLE             1777533.00
Ico Inc                         com      449293109     6869  1217850.00  SH           SOLE              982100.00         235200.00
InFocus Corp                    com      45665b106      858   321200.00  SH           SOLE              188300.00         132900.00
InPhonic Inc                    com      45772g105     2711   244456.00  SH           SOLE              243756.00
Indevus Pharmaceuticals         com      454072109     1051   148016.00  SH           SOLE              147791.00
International Bus Mach Com      com      459200101     1008    10379.00  SH           SOLE               10379.00
International Coal Group Inc    com      45928h106     2001   367070.00  SH           SOLE              366490.00
Iomega Corp Com                 com      462030305     2266   642000.00  SH           SOLE              384900.00         257100.00
Jarden Corp                     com      471109108      404    11625.00  SH           SOLE               11625.00
Jos A Bank Clothiers Inc        com      480838101     2258    76920.00  SH           SOLE               76620.00
Ltx Corp                        com      502392103      747   133445.00  SH           SOLE              133245.00



                                TITLE OF            VALUE     SHARES/   SH/   PUT/    INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER           CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL    DSCRETN  MANAGERS  SOLE     SHARED  NONE
------------------------------  --------  -----    --------- ---------  ---   ----    -------  --------  -----    ------  -----

Magnetek Inc.                   com      559424106     6409  1134340.00  SH           SOLE              831975.00         302200.00
Material Sciences Corp          com      576674105     5793   447700.00  SH           SOLE              341760.00         105300.00
Maxwell Technologies            com      577767106      927    66425.00  SH           SOLE               66325.00
Mckesson Hboc Inc               com      58155Q103      735    14500.00  SH           SOLE               14500.00
Measurement Specialties         com      583421102     1268    58612.00  SH           SOLE               58527.00
Mentor Graphics                 com      587200106     2311   128195.00  SH           SOLE              128020.00
Merck & Co. Inc                 com      589331107      354     8124.00  SH           SOLE                8124.00
Mocon Inc                       com      607494101     1132    89090.00  SH           SOLE               89090.00
Moldflow Corporation            com      608507109     1293    93069.00  SH           SOLE               92929.00
Motorola Inc                    com      620076109      522    25375.00  SH           SOLE               25375.00
Mti Technology Corp             com      553903105      336   448255.00  SH           SOLE              447565.00
Nautilus Inc                    com      63910b102     1427   101907.47  SH           SOLE              101907.47
Newpark Resources               com      651718504     2954   409655.00  SH           SOLE              408080.00
Nms Communications Corp         com      629248105     1232   601190.00  SH           SOLE              600415.00
Novagold Resources Inc          com      66987e206     2609   152050.00  SH           SOLE               97450.00          54600.00
Novavax                         com      670002104     5125  1250109.00  SH           SOLE              941499.00         308300.00
Olin Corp                       com      680665205     2372   143575.00  SH           SOLE               90075.00          53500.00
Omnova Solutions Inc            com      682129101     2773   605430.00  SH           SOLE              410730.00         194700.00
Parallel Petroleum Corp.        com      699157103     2001   113915.00  SH           SOLE              113740.00
Pegasystems Inc                 com      705573103     1740   176319.05  SH           SOLE              176094.05
Pepsico Inc                     com      713448108      454     7255.00  SH           SOLE                7255.00
Petrohawk Energy Corp           com      716495106     2851   247950.00  SH           SOLE              156050.00          91900.00
Pfizer Inc                      com      717081103      488    18838.00  SH           SOLE               18838.00
Photon Dynamics                 com      719364101      778    66566.00  SH           SOLE               66466.00
Plato Learning, Inc.            com      72764Y100      937   173125.00  SH           SOLE              172875.00
Pma Capital Corporation-Cl A    com      693419202     2776   301075.00  SH           SOLE              300700.00
Polyone Corp                    com      73179P106     3648   486385.00  SH           SOLE              353385.00         133000.00
Progessive Corp Ohio            com      743315103      345    14240.00  SH           SOLE               14240.00
Progress Software               com      743312100     3971   142173.00  SH           SOLE              141923.00
Proliance International Inc     com      74340r104     2688   595875.00  SH           SOLE              364675.00         231200.00
Quadramed Corp                  com      74730w101     1156   418800.00  SH           SOLE              418800.00
Railpower Technologies Inc      com      750758104      114    87920.00  SH           SOLE               87920.00
Safenet Inc                     com      78645r107     2179    91035.00  SH           SOLE               90590.00
Safeway Inc Com New             com      786514208      293     8480.00  SH           SOLE                8480.00
Semitool Inc                    com      816909105     2230   167515.00  SH           SOLE              167255.00
Shaw Group Inc Com              com      820280105     4688   139945.00  SH           SOLE              139770.00
Sirna Therapeutics Inc          com      829669100    10175   782075.00  SH           SOLE              639345.00         142400.00
Softbrands Inc                  com      83402A107     2315  1361783.00  SH           SOLE              856941.00         504842.00
Sonus Networks Inc              com      835916107     3307   501878.00  SH           SOLE              501253.00
Steve Madden Ltd                com      556269108     3150    89767.75  SH           SOLE               89657.75
Strategic Diagnostics Inc       com      862700101     1035   273710.00  SH           SOLE              273385.00
Sunopta Inc.                    com      8676ep108     4167   473495.00  SH           SOLE              471975.00
Sunterra Corp                   com      86787d208     7428   616430.00  SH           SOLE              481440.00         134700.00
Sycamore Networks Inc Com       com      871206108     1567   416785.00  SH           SOLE              416235.00
Synovis Life Technologies Inc   com      87162G105      657    66070.00  SH           SOLE               65970.00
Sypris Solutions Inc.           com      871655106      926   132810.01  SH           SOLE              132635.01
Teletech Holdings, Inc          com      879939106     3814   159720.00  SH           SOLE              159480.00
Tempur-Pedic International Inc  com      88023u101     3755   183550.00  SH           SOLE              183305.00
U.S. Physical Therapy           com      90337l108     1988   162278.00  SH           SOLE              161638.00
Usi Holdings Corp               com      90333H101     4460   290355.00  SH           SOLE              239035.00          51100.00
Varian Semiconductor Equipment  com      922207105     7659   168264.00  SH           SOLE              168064.00
Vicor                           com      925815102     1404   126352.99  SH           SOLE              126162.99
Vivus Inc                       com      928551100     1444   398845.00  SH           SOLE              398230.00
Westaff Inc.                    com      957070105     4335   789566.00  SH           SOLE              516550.00         273016.00
Williams Control Inc            com      969465608     2801   193200.00  SH           SOLE              139000.00          54200.00
Xerox Corp                      com      984121103      206    12165.00  SH           SOLE               12165.00
